Taxation (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Taxation
Balance at beginning of the year	¥ (58,568)	¥ (12,220)
Current period deduction/(addition)	28,372	(46,348)
Balance at the end of the year	¥ (30,196)	¥ (58,568)